Guarantee Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payment	¥ 10,703,000,000	$ 1,557,000,000	¥ 2,082,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee term	7 days
Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee term	4 years